CURRENT AND DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Current and deferred income taxes [Abstract]
Disclosure of detailed information about components of income tax expense [Table Text Block]
	2024	2023
Current tax expense	1,288	-
Deferred tax recovery	(552)	-
Total tax expense	$736	$-

Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	December 31, 2024	December 31, 2023
Income loss before income taxes	$(8,765)	$(29,016)
Applicable statutory rate	27%	27%

Income tax expense (benefit) at statutory rate	(2,366)	(7,834)
Increase/(decrease) attributable to:
Change in deferred tax assets not recognized	7,007	7,179
Change in tax rate	120	-
Rate differential due to foreign operations	(26)	341
Statutory depletion	(737)	-
State tax, net of federal benefit	552	-
Gain on bargain purchase	(3,829)	-
Share-based compensation	417	296
Other	(402)	18
Income tax expense	$736	$-
Effective tax rate	(8)%	-%

Disclosure of composition of deferred tax assets (liabilities) [Table Text Block]
	December 31, 2024	December 31, 2023
Exploration and evaluation assets	$(537)	$(688)
Mine development	880	770
Property plant and equipment	(1,170)	-
Non-capital losses	2,638	613
Right-to-use assets	(146)	(207)
Convertible debt	(889)	(334)
Inventory	(2,028)	-
Unrealized foreign exchange gains	(88)	(163)
Reclamation and remediation liability	504	-
Lease liabilities	1,793	-
Other	612	9
Total	$1,569	$-

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2024	December 31, 2023
Exploration and evaluation assets	$53,636	$38,434
Property plant and equipment	1,615	-
Non-capital losses	141,528	90,815
Share-issuance costs	3,259	2,802
Reclamation and remediation liability	25,069	25,492
Finance leases	937	1,194
Unrealized foreign exchange losses	671	1,697
Charitable contributions	78	56
Accrued expenses	76	8
Convertible debt	2,416	557
Total	$229,285	$161,055